PENFIELD PARTNERS, L.P.

                  Index to Financial Statements
                          June 30, 1997


                                                  PAGE(S)

Independent Accountants' Report                     1

Statement of Assets and Liabilities                 2

Statement of Operations                             3

Statements of Changes in Partners' Capital         4-5

Schedule of Investments                            6-10

Notes to Financial Statements                      11-15

                 Independent Accountant's Report



The Partners of
Penfield Partners, L.P.

     We have reviewed the accompanying Statement of Assets and Liabilities, including the Schedule of Investments of Penfield Partners, L.P. as of June 30, 1997 and the related Statements of Operations and Changes in Partners' Capital for the six months then ended. These financial statements are the responsibility of the General Partners.

     We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

     Based on our review, we are not aware of any material modifications that should be made to the accompanying interim period financial statements for them to be in conformity with generally accepted accounting principles.

     The Statement of Changes in Partners' Capital for the year ended December 31, 1996 was audited by us, and we expressed an unqualified opinion on it in our report dated February 7, 1997, but we have not performed any audit procedures since that date.

                              Anchin, Block & Anchin LLP




New York, N.Y.
July 24, 1997

                     PENFIELD PARTNERS, L.P.

               STATEMENT OF ASSETS AND LIABILITIES
                          June 30, 1997
                           (Unaudited)


ASSETS

Investments in securities, at fair value          $26,727,988
Cash equivalents                                      203,164
Accrued income                                          4,080
Organization costs                                     68,645
                                                  ___________

     TOTAL ASSETS                                 $27,003,877


LIABILITIES

Securities sold short, at fair value              $ 2,666,673
Payable to broker                                   1,045,035
Accrued expenses                                       78,133
Payables for capital withdrawals                    1,748,497
                                                  ___________

     TOTAL LIABILITIES                            $ 5,538,338

PARTNERS' CAPITAL

General partners                                    1,304,813
Limited partners                                   20,160,726
                                                  ___________

     TOTAL PARTNERS' CAPITAL                      $21,465,539


     TOTAL LIABILITIES AND PARTNERS' CAPITAL      $27,003,877
                                                  ___________


Net asset value per Limited Partners' Unit        $    25,000
                                                  ___________


See Notes to Financial Statements

                     PENFIELD PARTNERS, L.P.

                     STATEMENT OF OPERATIONS
             For the Six Months Ended June 30, 1997
                           (Unaudited)




INVESTMENT GAINS
  Realized gains on investments, net    $  (249,090)
  Unrealized gains on investments, net    2,897,085
                                        ___________

       Total Realized and Unrealized Investment Gains  $2,647,995

LOSS FROM OPERATIONS
  Income
     Interest                                64,712
     Dividends                               71,780
                                        ___________

                                            136,492

  Expenses
     Administrator's fee                     80,433
     Independent general partners' fees      10,000
     Dividends on securities sold short       5,880
     Interest                                 3,022
     Professional fees                       39,016
     Amortization of organization costs      17,161
     Other                                    1,622
                                        ___________

                                            157,134

       Loss from Operations                              (20,642)
                                                       __________

NET INCOME                                             $2,627,353
                                                       __________






See Notes to Financial Statements


Page 4
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
             For the Six Months Ended June 30, 1997
                           (Unaudited)

                                 Corporate  Individual
                                 General    General   Limited
                    Total        Partner    Partners  Partners
                    ___________ __________  ________ ___________
PARTNERS' CAPITAL
  Beginning         $18,036,683  $1,268,319  $11,555 $16,756,809
                    ___________ ___________ ________ ___________
CHANGES IN CAPITAL FROM
Investments and Operations
Realized & unrealized
  investment gains    2,647,995     163,140    1,486   2,483,369
Loss from operations    (20,642)     (1,271)     (11)    (19,360)
                    ___________ ___________ ________ ___________
Net Increase          2,627,353     161,869    1,475   2,464,009
                    ___________ ___________ ________ ___________

Partners' Transactions
Capital contributions 2,550,000       -         -      2,550,000
Capital transfers         -        (138,405)    -        138,405
Capital withdrawals  (1,748,497)      -         -     (1,748,497)
                    ___________ ___________ ________ ___________
Net (Increase)
  Decrease              801,503    (138,405)    -        939,908
                    ___________ ___________ ________ ___________
Total Increase in
  Partners Capital    3,428,856      23,464    1,475   3,403,917
                    ___________ ___________ ________ ___________
PARTNERS' CAPITAL-
  Ending            $21,465,539  $1,291,783  $13,030 $20,160,726
                    ___________ ___________ ________ ___________

Units Outstanding-
  Beginning             721.47      50.73     .46        670.28
                    ___________ ___________ ________ ___________
CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold            102.00        -        -         102.00
  Units Transferred        -        (5.53)     -           5.53
  Units Issued for
   Net Income           105.09       6.47     0.06        98.56
  Units Repurchased     (69.94)       -        -         (69.94)
                    ___________ __________  ________ __________
  Net Increase          137.15       0.94     0.06       136.15
                    ___________ __________  ________ ___________
Units Outstanding-
  Ending                858.62      51.67      .52       806.43
                    ___________ __________  ________ ___________

Page 5
                     PENFIELD PARTNERS, L.P.

            STATEMENT OF CHANGES IN PARTNERS' CAPITAL
              For the Year Ended December 31, 1996

                                 CORPORATE  INDIVIDUAL
                                 GENERAL    GENERAL  LIMITED
                    TOTAL        PARTNER    PARTNERS PARTNERS
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Beginning         $16,472,679 $  780,023  $ 8,176  $15,684,480
                    ___________ ___________ ________ ____________
CHANGES IN CAPITAL FROM
Investments & Operations
Realized and unrealized
  investment gains    2,262,781   1,081,791     902    1,180,088
Loss from operations    (94,748)    (18,342)    (51)     (76,355)
                    ___________ ___________ ________ ____________
Net Increase          2,168,033   1,063,449     851    1,103,733
                    ___________ ___________ ________ ____________

Partners' Transactions
Capital contributions 1,543,633      75,000     -      1,468,633
Capital transfers         -          (2,528)  2,528        -
Capital withdrawals  (2,147,662)   (647,625)    -     (1,500,037)
                    ___________ ___________ ________ ____________
Net Decrease/          (604,029)   (575,153)  2,528      (31,404)
     Increase       ___________ ___________ ________ ____________
Total Increase in
  Partners' Capital   1,564,004     488,296   3,379    1,072,329
                    ___________ ___________ ________ ____________
PARTNERS' CAPITAL-
  Ending            $18,036,683  $1,268,319 $11,555  $16,756,809
                   ____________ ___________ ________ ____________
Units Outstanding-
  Beginning             658.91        31.20    0.33       627.38
                   ____________ ___________ ________ ____________

CHANGES IN UNITS
  OUTSTANDING FROM
  Units Sold             61.75         3.00      -         58.75
  Units Transferred      -            (0.10)   0.10          -
  Units Issued for
   Net Income            86.72        42.54    0.03        44.15
  Units Repurchased      85.91       (25.91)     -        (60.00)
                       ________      _______  ______    ________
  Net Increase           62.56        19.53    0.13        42.90
                       ________      _______  ______    ________
Units Outstanding-
  Ending                721.47        50.73     .46       670.28
                       ________      _______  ______    ________

See Notes to Financial Statements
Page 6
                     PENFIELD PARTNERS, L.P.

                     SCHEDULE OF INVESTMENTS
                          June 30, 1997
                           (Unaudited)

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 122.30%

               AEROSPACE 5.03%
   40,000      Wyman-Gordon Co.                        $1,080,000


               AUTOMOTIVE PARTS .01%
   41,240      Steel City Products, Inc. restricted         2,474

               BUILDING AND HOUSING .66%
1,200,000      Contempri Homes, Inc., restricted (a)      142,500

               CHEMICALS 2.46%
   43,500      CPAC, Inc.                                 527,437

               DRUGS AND HEALTHCARE 23.03%
   25,000      Advanced Magnetics, Inc.                   271,875
   70,000      Ariad Pharmaceuticals, Inc.                450,625
    9,500      Biomatrix, Inc.                            180,500
  178,571      Cardiac Control Systems, Inc.,
                 including 17,332 warrants (a)            184,151
    8,953      Cardiac Control Systems, Inc.,
                 restricted (a)                             9,233
   15,000      Neose Technologies, Inc.                   191,250
   80,000      PLC Systems, Inc.                        1,765,000
   32,500      Sofamor/Danek Group, Inc.                1,486,875
   21,000      Viragen Europe Ltd.                        126,000
  110,000      Viragen, Inc.                              278,437
                                                       __________
                                                        4,943,946

               ELECTRONICS .67%
   37,000      Measurement Specialties, Inc.              143,375

               ENERGY 7.13%
   15,000      Chesapeake Energy Corp.                    149,062
   35,000      Chieftain International, Inc.              767,812
   30,000      Giant Industries, Inc.                     474,375
   30,000      Offshore Energy Developement               138,750
                                                       __________
                                                        1,529,999



Page 7

                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                          June 30, 1997
                           (Unaudited)

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMONS STOCKS (CONTINUED)

               FINANCIAL SERVICES 5.06%
   39,000      New Century Financial Corp.             $  565,500
   20,000      R & G Financial Corp.                      520,000
                                                       __________
                                                        1,085,500

               FOOD 2.28%
   70,000      Opta Food Ingredients, Inc.                490,000


               HEALTHCARE SERVICES 1.77%
  92,500       Accuhealth, Inc. (a)                       323,750
  39,528       Accuhealth, Inc. restricted (a)             55,414
                                                       __________
                                                          379,164

               INDUSTRIAL AND MACHINERY 2.30%
   5,000       Kuhlman Corp.                              160,625
 180,000       Lunn Industries, Inc., restricted          202,500
 180,000       Transnational Industries, Inc.,
                restricted (a)                            131,250
                                                       __________
                                                          494,375

               MANUFACTURING 16.74%
  32,250       Blount International, Inc.               1,372,641
  50,000       Mercer International, Inc.                 475,000
  16,100       N S Group, Inc.                            191,187
  22,500       Sealright Company, Inc.                    270,000
  45,000       Sun Hydraulics Corp.                       523,125
  24,000       Trinity Industries, Inc.                   762,000
                                                       __________
                                                        3,593,953

               MINING 2.37%
  12,500       Cleveland Cliffs, Inc.                     509,375





Page 8
                     PENFIELD PARTNERS, L.P.

               SCHEDULE OF INVESTMENTS (CONTINUED)
                          June 30, 1997
                           (Unaudited)

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS (CONTINUED)

               RESTAURANT, LODGING AND ENTERTAINMENT 5.68%
   8,000       Bally Grand, Inc.                       $  408,000
  55,000       Grand Casinos, Inc.                        811,250
                                                       __________
                                                        1,219,250

               SERVICE 3.25%
  50,000       Insurance Auto Auctions, Inc.              475,000
  20,000       Western Staff Services, Inc.               222,500
                                                       __________
                                                          697,500

               TECHNOLOGY 38.65%
  20,000       ASM Lithography Holding                  1,170,000
  80,000       Align-Rite International, Inc.           1,040,000
  88,500       Aseco Corp.                              1,006,690
  15,000       Asyst Technologies, Inc.                   660,000
  10,000       Centennial Technologies, Inc.               23,700
  35,000       Cognitronics Corp.                         406,875
  15,000       Helix Technology, Corp.                    607,500
  40,000       Inso Corp.                                 822,500
   5,000       Presstek, Inc.                             433,750
  20,000       Pri Automation, Inc.                       758,750
  10,000       Radisys Corp.                              397,500
 165,000       TII Industries, Inc.                       969,375
                                                       __________
                                                        8,296,640

               TELECOMMUNICATIONS 3.44%
  25,000       360 Communications Co.                     428,125
  55,000       Acrodyne Communications, Inc.              309,375
                                                       __________
                                                        8,296,640

               UTILITIES 1.77%
 40,000        Northeast Utilities                        380,000
                                                       __________

          TOTAL COMMON STOCKS (COST $22,311,178)      $26,252,988

                     PENFIELD PARTNERS, L.P.

                          June 30, 1997
                           (Unaudited)



NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               PREFERRED STOCKS 2.21%

               HEALTHCARE SERVICES 1.75%
 187,500       Accuhealth, Inc., restricted (a)        $  375,000

               INDUSTRIAL AND MACHINERY .48%
     400       Transnational Industries, Inc.,
                 Series B, restricted (a)                 100,000
                                                       __________
               TOTAL PREFERRED STOCKS
                 (COST $475,000)                          475,000
                                                       __________


          TOTAL INVESTMENTS (COST $22,786,178)
                                                      $26,727,988
                                                      ___________






(a) Affiliated issuer under the Investment Company Act of 1940, in as much as the Fund owns more than 5% of the voting securities of the issuer.

All percentages are relative to Partners' Capital

                     PENFIELD PARTNERS, L.P.

                          June 30, 1997
                           (Unaudited)


SECURITIES SOLD SHORT

NUMBER                                                 FAIR
OF SHARES      DESCRIPTION                             VALUE

               COMMON STOCKS 12.42%

               BIOTECH .54%
  10,000       Cephalon, Inc.                          $  115,000

               DRUGS AND HEALTHCARE 3.33%
  17,500       Biovail Corporation International          528,281
   5,000       Steris Corp.                               186,875
                                                       __________
                                                          715,156

               ENERGY .69%
  15,000       Chesapeake Energy Corp.                    149,067

               FOOD 2.39%
   6,000       Kellogg Co.                                513,750

               MISCELLANEOUS .35%
  10,000       Nutrition for Life International, Inc.     75,000

               TECHNOLOGY 3.98%
  10,000       Centennial Technologies, Inc.              23,700
   5,000       Presstek Inc.                             433,750
  10,000       Radisys Corp.                             397,500
                                                       _________
                                                         854,950

               TELECOMMUNICATIONS, INC. 1.14%
 15,000        C D Radio, Inc.                           243,750
                                                       __________

               TOTAL SECURITIES SOLD SHORT
                 (PROCEEDS $3,145,377)                 $2,666,673




All percentages are relative to Partners' Capital

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1997

   (Information Subsequent to December 31, 1996 is Unaudited)

ORGANIZATION   The Partnership ("Fund") was organized in November
               1988 in the State of Delaware as a limited partnership for the purpose of trading in securities. The Fund will continue until December
               31, 2028 unless sooner terminated as provided for in the Partnership Agreement. The Fund's investment objective is to seek long-term capital appreciation by investing and trading primarily in equity securities and securities with equity features of publicly listed companies.

               Effective July 1, 1994, the Fund registered under the Investment Company Act of 1940 ("1940 Act") to operate as a nondiversified management company and a closed-end interval fund.

REPURCHASE     The Fund, as a closed-end interval fund, has
POLICIES       adopted certain policies for its repurchase of
               units from partners as fundamental policies which, under Rule 23c-3 promulgated under the 1940 Act, may not be changed without the vote of the holders of a majority of the outstanding units (as determined under the 1940 Act). These repurchase policies are as follows:

                 (a) The Fund will offer to repurchase units at
               intervals of six months in accordance with the Fund's Amended and Restated Agreement of Limited
               Partnership ("Partnership Agreement").

                 (b) The Fund will allow its partners to submit
               requests for repurchases of units by June 16th and December 17th of each year.

                 (c) The Fund will establish a maximum of
               fourteen days between each deadline for
               repurchase requests and the applicable repurchase date such that repurchases of units shall occur on June 30th and December 31st of each year.

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1997

   (Information Subsequent to December 31, 1996 is Unaudited)

               The Individual General Partners are authorized under the Partnership Agreement to establish other policies relating to repurchases of units that are consistent with the 1940 Act. The repurchase of units by the Fund allows partners to redeem units semi-annually, subject to the terms and limitations set forth in the Partnership Agreement.

               On May 22, 1997, the Fund offered to repurchase up to 25% of the outstanding units of the Fund. Partners holding 7.53% of the units outstanding on June 30, 1997 equal to $1,748,497 elected to tender their units to the Fund for repurchase.

FINANCIAL      The preparation of financial statements in
STATEMENT      conformity with generally accepted accounting
ESTIMATES      principles may require management to make
               estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

VALUATION OF   Purchases and sales of securities are recorded on
SECURITIES     a trade date basis.

               Investments in securities and securities sold short which are traded on a national securities exchange or listed on NASDAQ are valued at the last reported sales price on the last business day of the year. Investments in securities and securities sold short which are traded in the over-the-counter market are valued at the average of the bid and asked prices on the last trade date.

               Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Individual
               General Partners.


Page 13
                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1997

   (Information Subsequent to December 31, 1996 is Unaudited)

ORGANIZATION   Organization costs are being amortized on a
COSTS          straight-line basis over a period of 60 months.
               Accumulated amortization at June 30, 1997 is
               $102,967.

INCOME TAXES   The Fund is not subject to income taxes.  The
               partners report their distributive share of realized income or loss on their own tax returns.

CASH           Cash equivalents consist principally of a balance
EQUIVALENTS    held in a brokerage account with Furman Selz LLC.
AND CUSTODY    The Securities Investors Protection Corporation
CONCENTRATIONS (SIPC) insures cash balances up to $100,000 and securities up to $500,000. Securities in excess of these limits are covered by additional isurance maintained by the broker in the amount of $99.5 million. Amounts in excess of insurance coverages are secured by the good faith and credit of the broker.

SECURITIES     The Fund is subject to certain inherent risks
SHORT          arising from its activities of selling securities
               short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

ALLOCATIONS    The net income of the Partnership is allocated
INCOME         semiannually on June 30th and December 31st, 20%
(LOSS)         to the Corporate General Partner and 80% to all
               partners in proportion of the number of units held by each. A net loss is allocated among the partners in proportion to the number of units owned by each. If there is a loss for an accounting period, the 20% allocation to the Corporate General Partner will not apply to future periods until the loss has been recovered. For the period ended June 30, 1997, the Fund had a net loss carryover of $464,136.





Page 14


                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1997

   (Information Subsequent to December 31, 1996 is Unaudited)

               All net income allocated to partners is
               reinvested. In order to maintain a $25,000 price per unit, the number of units held by each partner at the close of each semiannual period will be adjusted to equal the partner's capital account divided by $25,000.

RELATED PARTY  The Administration Agreement provides for fees
TRANSACTIONS   payable to the Fund's administrator, the general
               partner of the Corporate General Partner. The administrator's fee is calculated at a rate of .0625% of the net asset value of the Fund at the beginning of each month. (.75% per annum).

               A fee is payable to each of the Independent
               Individual General Partners at $10,000 per annum, plus out-of-pocket expenses incurred by them in performing their duties under the Partnership Agreement.

               The accompanying Statement of Assets and Liabilities includes unpaid fees to the administrator and the Independent General Partners of $40,515 and $10,000, respectively.

               At June 30, 1997 the Fund has an investment in Transnational Industries, a private placement security in which an Individual General Partner is a director and an investor through another entity. The investment is valued at $231,250.


PURCHASES AND  Purchases and sales of securities aggregated
SALES OF       $22,265,344 and $16,856,704, respectively.
SECURITIES



Page 15

                     PENFIELD PARTNERS, L.P.

                  NOTES TO FINANCIAL STATEMENTS
                          June 30, 1997

   (Information Subsequent to December 31, 1996 is Unaudited)


SELECTED
FINANCIAL
INFORMATION
                       Six Months
                       Ended         Years Ended
                       June 30,      December 31,
                    _______________________________________
                       1997     1996    1995   1994
  Ratio of Total
   Expenses to
   Average Net Assets   1.47%*  1.53%    2.18%   1.23%

  Ratio of Loss from
   Operations to
   Average Net Assets  (.19)%*  (0.48)% (1.12)% (0.48)%

  Ratio of Net Income to
   Average Net Assets  24.65%*  10.89%   9.59%    .65%

  Portfolio Turnover
  Rate                  0.80     1.82    1.19    1.87


  Total Return         12.76%   13.41%  10.14%    .53%


  Average Commission
   Rate Paid           $.0532   $.0448   (a)       (a)


    (a) This disclosure is not required prior to 1996.

  * Annualized